CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income for the year		$ 30,463,000	$ 35,862,000	$ 31,620,000
Adjustments to reconcile net income for the year to net cash flows from operating activities:
Share-based compensation expense (note 22)		12,865,000	3,620,000	2,382,000
Current income tax (note 7.1)		14,053,000	15,057,000	19,522,000
Deferred income tax (note 7.1)		(5,972,000)	(730,000)	(1,102,000)
Depreciation of property and equipment		9,053,000	6,290,000	5,872,000
Amortization of intangible assets		7,075,000	4,628,000	3,429,000
Impairment of intangible assets (note 4.12)		4,708,000	0	0
Allowance for doubtful accounts (note 5.2)		(5,000)	928,000	205,000
Allowance for claims and lawsuits (note 19)		527,000	999,000	237,000
Gain on remeasurement of contingent consideration (note 27.10.1)		(6,735,000)	(418,000)	0
Gain from bargain business combination (note 23)		0	(225,000)	(625,000)
Gain on remeasurement of valuation of call and put option over non-controlling interest (note 27.10.2)		(1,726,000)	(2,981,000)	0
Accrued interest		404,000	757,000	880,000
Allowance for impairment of tax credits, net of recoveries	[1]	1,586,000	0	(1,820,000)
Gain on transactions with bonds (note 3.17)		0	0	(19,102,000)
Net gain arising on financial assets classified held-for-trading (note 6)		(303,000)	(653,000)	(13,453,000)
Net gain arising on financial assets classified held-to-maturity (note 6)		0	0	(4,941,000)
Net gain arising on financial assets classified as available for sale (note 6)		(240,000)	(6,325,000)	0
Exchange differences		2,645,000	5,959,000	10,136,000
Net increase in trade receivables		(25,599,000)	(5,847,000)	(6,525,000)
Net decrease (increase) in other receivables		1,240,000	(17,067,000)	(32,121,000)
Net increase (decrease) in trade payables		4,341,000	(1,219,000)	1,386,000
Net increase in payroll and social security taxes payable		7,576,000	3,316,000	6,850,000
Net (decrease) increase in tax liabilities		(700,000)	(1,846,000)	2,752,000
Net decrease in other liabilities		0	(9,000)	(237,000)
Utilization of provision for contingencies (note 19)		(1,320,000)	(400,000)	(91,000)
Cash provided by operating activities		53,936,000	39,696,000	5,254,000
Income tax paid		11,383,000	8,216,000	10,569,000
Proceeds received from reimbursement of income tax		436,000	0	0
Net cash provided by (used in) operating activities		42,989,000	31,480,000	(5,315,000)
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	[2]	(19,605,000)	(17,660,000)	(13,595,000)
Proceeds from disposals of property and equipment		468,000	50,000	88,000
Acquisition of intangible assets	[3]	(8,447,000)	(6,374,000)	(4,222,000)
(Payments) proceeds related to forward contracts		(579,000)	(1,126,000)	7,152,000
Acquisition of held-for-trading investments		(137,788,000)	(220,391,000)	(122,087,000)
Proceeds from held-for-trading investments		140,144,000	222,759,000	128,822,000
Acquisition of held-to-maturity investments		0	0	(96,601,000)
Proceeds from held-to-maturity investments		0	0	98,156,000
Acquisition of available-for-sale investments		(13,824,000)	(201,931,000)	0
Proceeds from available-for-sale investments		13,176,000	219,924,000	0
Payments to acquire investments in associates		(469,000)	(500,000)	0
Acquisition of bonds		0	0	(46,788,000)
Proceeds from sale of bonds		0	0	65,890,000
Acquisition of business, net of cash (note 23)	[4]	(19,149,000)	(16,584,000)	(10,569,000)
Seller financing		(11,461,000)	(6,166,000)	(715,000)
Net cash (used in) provided by investing activities		(57,534,000)	(27,999,000)	5,531,000
Cash flows from financing activities
Proceeds from issuing other equity instruments		5,296,000	1,863,000	2,236,000
Proceeds from subscription agreement (note 29.1)		5,695,000	6,420,000	900,000
Repayment of borrowings (note 25)		(16,198,000)	(543,000)	(505,000)
Proceeds from borrowings (note 25)		22,000,000	0	0
Convertible notes (note 21.2)		(100,000)	0
Cash provided by financing activities		16,693,000	7,740,000	2,631,000
Interest paid (note 25)		(95,000)	(41,000)	(633,000)
Net cash provided by financing activities		16,598,000	7,699,000	1,998,000
Effect of exchange rate changes on cash and cash equivalents		(60,000)	2,632,000	311,000
Increase in cash and cash equivalents		1,993,000	13,812,000	2,525,000
Cash and cash equivalents at beginning of the year		50,532,000	36,720,000	34,195,000
Cash and cash equivalents at end of the year		52,525,000	50,532,000	36,720,000
Supplemental Information [Abstract]
Cash paid		21,300,000	19,525,000	10,726,000
Less: cash and cash equivalents acquired		(2,151,000)	(2,941,000)	(157,000)
Total consideration paid net of cash and cash equivalents acquired		$ 19,149,000	$ 16,584,000	$ 10,569,000

[1]	Includes an impairment of tax credits of 1,586 for 2017 (see note 4.11) and a recovery of 1,820 for 2015 related to a reversal of the allowance of impairment of tax credits (see note 3.7.1.1).
[2]	In 2017, 2016 and 2015, there were 1,264, 478 and 26 of acquisition of property and equipment financed with trade payables, respectively. In 2017, 2016 and 2015, the Company paid 478, 26 and 1,207 related to property and equipment acquired in 2016, 2015 and 2014, respectively. Finally, in 2017 and 2016 included 2,861 and 2,198 of advances paid.
[3]	In 2017, 2016 and 2015 there were 344, 7 and 439 of acquisition of intangibles financed with trade payables, respectively. In 2017, 2016 and 2015, the Company paid 7, 439 and 216 related to intangibles acquired in 2016, 2015 and 2014, respectively.
[4]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 23):Supplemental information Cash paid 21,300 19,525 10,726Less: cash and cash equivalents acquired (2,151) (2,941) (157)Total consideration paid net of cash and cash equivalents acquired 19,149 16,584 10,569